Available-For-Sale Securities Recorded in Long-Term Investments Included Redeemable Preferred Shares, Call Option and Contingent Consideration Payable Measured and Recorded At Fair Value Recurring Basis (Detail) - USD ($)
$ in Thousands
	Sep. 30, 2018	Sep. 30, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	$ 17,073	$ 5,261
Long-term investments	33,837	43,631
Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	14,439
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	30,826	60,526
Total assets measured at fair value	52,240	64,823
Contingent consideration payable (Note 3)	1,746	3,231
Total Liabilities measured at fair value	1,746	3,231
Fair Value, Measurements, Recurring | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	14,439
Long-term investments	6,975	4,297
Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	30,826	60,526
Total assets measured at fair value	30,826	60,526
Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	16,766	4,297
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	14,439
Long-term investments	2,327	4,297
Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	4,648
Contingent consideration payable (Note 3)	1,746	3,231
Total Liabilities measured at fair value	1,746	$ 3,231
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments	$ 4,648